Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits By Type
Other deposits	$ 627	$ 674
Total customer deposits	37,898	29,727
United States [Member]
Deposits By Type
Savings accounts - Direct	14,649	7,725
Certificates of deposit - Direct	893	1,052
Certificates of deposit - Third party	10,781	11,411
Sweep accounts - Third party	$ 10,948	$ 8,865